Transactions with related parties	12 Months Ended
Dec. 31, 2022
Transactions with related parties
Transactions with related parties

3.Transactions with related parties

a) Diana Wilhelmsen Management Limited, or DWM: On November 29, 2021, the Company appointed DWM to provide management services to the vessels of the Company’s fleet pursuant to a management agreement, under which each of the vessel-owning subsidiaries pays, for each vessel, an aggregate of 1.25% on hire and on freight of the vessel’s gross income per month, plus either (i) $20,000 for each month that the vessel is employed or available for employment or (ii) $10,000 per month for each month that the vessel is laid-up and not available for employment for at least 15 calendar days of such month. Under the addenda on the management agreements, dated on March 1, 2022, the fixed monthly management fee was amended to (i) $18,500 for each month that the vessel is employed or available for employment or (ii) $9,250 per month for each month that the vessel is laid-up and not available for employment for at least 15 calendar days of such month. The management agreements, as amended, may be terminated by either party on three months’ prior written notice. DWM is deemed a related party to the Company on the basis that, members of the Company’s management and board of directors also act as board of directors’ members at DWM. Management fees paid to DWM for the year ended December 31, 2022 and for the period from inception (April 15, 2021) through December 31, 2021, amounted to $974 and $79, respectively. Of the management fees paid to DWM for the year ended December 31, 2022 and for the period from inception (April 15, 2021) through December 31, 2021, $737 and $62, respectively, are included in “Management fees to related parties” in the accompanying consolidated statements of operations. Of the management fees paid to DWM for the year ended December 31, 2022 and for the period from inception (April 15, 2021) through December 31, 2021, $237 and $17, respectively, are included in “Voyage expenses”, in the accompanying consolidated statements of operations. As at December 31, 2022 and 2021 there was an amount of $5 due from and $6 due to DWM, respectively, included in “Due from a related party” and “Due to related parties” in the accompanying consolidated balance sheets.

b) Steamship Shipbroking Enterprises Inc. or Steamship: On November 29, 2021, the Company appointed Steamship to provide insurance, administrative and brokerage services pursuant to a management agreement for insurance-related services, an administrative services agreement, and a brokerage services agreement. Under each vessel-owning subsidiary’s management agreement for insurance-related services with Steamship, the vessel-owning subsidiary pays Steamship a fixed fee of either (i) $500 per month for each month that the vessel is employed or is available for employment or (ii) $250 per month for each month that the vessel is laid-up and not available for employment for at least 15 calendar days of such month. These management agreements may be terminated by either party on three months’ prior written notice. Under the administrative services agreement entered between the Company and Steamship, the Company pays Steamship a monthly fee of $10,000. This agreement may be terminated by either party on 30 days’ prior written notice. Under the brokerage services agreement, the Company pays Steamship a fixed monthly fee of $95,000, plus 2.5% on the hire agreed per charter party for each vessel plus commission on the sale of vessels. This agreement may be terminated by either party at any time by prior written notice. Steamship is deemed a related party to the Company on the basis that, members of the Company’s management and board of directors also act as board of directors’ members at Steamship. For the year ended December 31, 2022 and for the period from inception (April 15, 2021) through December 31, 2021, insurance and administrative management fees amounted to $141 and $12, respectively, and are included in “Management fees to related parties” in the accompanying consolidated statements of operations. For the year ended December 31, 2022 and for the period from inception (April 15, 2021) through December 31, 2021, brokerage fees amounted to $1,614 and $178, respectively. Of the brokerage fees paid to Steamship for the year ended December 31, 2022 and for the period from inception (April 15, 2021) through December 31, 2021, $1,140 and $145 are included in “General and administrative expenses” in the accompanying consolidated statements of operations. Of the brokerage fees paid to Steamship for the year ended December 31, 2022 and for the period from inception (April 15, 2021) through December 31, 2021, $474 and $33 are included in “Voyage Expenses” in the accompanying consolidated statements of operations. For the year ended December 31, 2022 and for the period from inception (April 15, 2021) through December 31, 2021, accrued bonuses of $185 and $nil are included in “General and administrative expenses” in the accompanying consolidated statements of operations (Note 10 (g)). As of December 31, 2022 and 2021, there was an amount of $410 and $33, respectively, due to Steamship, included in “Due to related parties” in the accompanying consolidated balance sheets, regarding outstanding fees for the services provided under the agreements discussed above and also resulting from amounts paid by Steamship on behalf of OceanPal (Note 10 (h)).

c) Diana Shipping Inc., or DSI: Spin-Off: On November 29, 2021, the Company completed its Spin-Off from DSI. In connection with the Spin-Off, DSI contributed to the Company the three vessel-owning subsidiaries discussed in Note 1 above, together with $1,000 in working capital, whereas as of the same date, stockholders of DSI received one of the Company’s common shares for every one hundred shares of DSI’s common stock owned at the close of business on November 3, 2021 (i.e., 882,024 shares). DSI also received 500,000 of the Company’s Series B Preferred Stock (the “Series B Preferred Stock”) and 10,000 of the Company’s Series C Convertible Preferred Stock (the “Series C Preferred Stock”) (Note 6(b) and 6(e)). DSI did not distribute the Series B Preferred Stock or the Series C Preferred Stock to its stockholders in connection with the Spin-Off, and the Series B and Series C Preferred Stock are non-transferable. The transaction was approved unanimously by the Board of Directors of the Company.

Pursuant to the Contribution and Conveyance agreement dated on November 8, 2021, as amended and restated on November 17, 2021, entered between the Company and DSI, DSI has indemnified the Company and the three vessel-owning subsidiaries discussed in Note 1 above, for any and all obligations and other liabilities arising from or relating to the operation, management or employment of the Company’s vessels prior to the effective date of the Spin-Off (November 29, 2021). Additionally, pursuant to a Right of First Refusal agreement entered with DSI, dated November 8, 2021, the Company has been granted a right of first refusal over six identified drybulk carriers owned by DSI, effective as of the consummation of the Spin-Off. According to this right of first refusal, the Company has been granted the right, but not the obligation, to purchase one or all of the six identified vessels when and if DSI determines to sell the vessels at fair market value at the time of sale. As at December 31, 2022, five of the six identified vessels from Diana Shipping were available for purchase by the Company (Note 4 and 10(d)).

Furthermore, the Company as of November 2, 2021, has entered into a Non-Competition agreement with DSI pursuant to which DSI has agreed not to compete with the Company for vessel acquisition or chartering opportunities to the extent that such acquisition or chartering opportunities are suitable for the Company or one of the Company’s vessels.

The Spin-Off was accounted for at fair values. The aggregate fair value of $46,040 of the three vessels contributed to the Company on November 29, 2021, was determined through Level 2 inputs of the fair value hierarchy by taking into consideration third party valuations which were based on the last done deals of sale of vessels with similar characteristics, such as type, size and age at the specific dates (Note 4 and 9). The fair value of other assets contributed to the Company, mainly comprising lubricating oils and bunkers, amounting to $1,044 in aggregate, approximated their respective carrying value. Series B Preferred Stock, which has no economic interest, is recorded at par, amounting to $5 and Series C Preferred Stock has been recorded at a fair value of $7,570 determined through Level 2 inputs of the fair value hierarchy based on valuation obtained by an independent third party for the purposes of the Spin-Off (Note 6(d),6(e) and 9).

Acquisition of M/V Baltimore: Pursuant to the right of first refusal mentioned above, the Company, through its’ new wholly-owned subsidiary, Darrit Shipping Company Inc., entered on June 13, 2022 into a Memorandum of Agreement with DSI, as amended, to acquire the Capesize M/V Baltimore for a purchase price of $22,000. Of the total purchase price, 20%, or $4,400, was paid in cash upon signing of the Memorandum of Agreement, and the remaining amount of $17,600 was paid upon delivery of the vessel to the Company, in the form of 25,000 shares of the Company’s Series D Preferred Stock (Note 4 and Note 6(h)). The vessel cost was accounted for at $22,000, pursuant to the provisions of ASC 360, being the fair value of the consideration, including the fair value of the non-cash consideration. (Series D Preferred Stock has been recorded at a fair value of $17,600 determined through Level 2 inputs of the fair value hierarchy based on valuation obtained by an independent third party for the purposes of the transaction (Note 6(h) and 9)).

Stock Dividend: DSI declared a special stock dividend to all of its stockholders of record as of November 28, 2022, of all of the Company’s shares of Series D Preferred Stock held by DSI at that time. The dividend was paid on December 15, 2022 (the “Stock Dividend”). DSI offered to convert the shares of the Company’s Series D Preferred Stock into the Company’s shares of common stock on the Stock Dividend payment date and distributed the Company’s shares of common stock to each of its common stockholders. DSI common stockholders, in their sole discretion, were given the opportunity to opt out, in whole but not in part, of the conversion of the shares of Series D Preferred Stock into the Company’s shares of common stock and instead receive shares of Series D Preferred Stock in connection with the Stock Dividend. DSI’s stockholders electing to receive shares of the Company’s Series D Preferred Stock by opting out of the automatic conversion received a number of shares of Series D Preferred Stock equal to such common stockholder’s pro-rata portion of all the shares of the Company’s Series D Preferred Stock, rounded down to the nearest whole number. Any fractional shares of the Series D Preferred Stock that would otherwise be distributed were converted into shares of common stock of the Company at the applicable conversion rate and sold, and the net proceeds therefrom were delivered to such common stockholder. DSI’s common stockholders receiving shares of common stock of the Company received the pro-rata number of shares of common stock of the Company to which they were entitled following conversion, rounded down to the nearest whole number, and any fractional shares were aggregated and sold and the net proceeds thereof were delivered to DSI’s common stockholders. All of the fractional share calculations and the payment of cash in lieu thereof were determined at the stockholder nominee level.

As a result of the DSI Stock Dividend, 15,828 shares of Series D Preferred Stock of the Company, were redeemed through the issuance of 7,201,087 of the Company’s shares of common stock, and 9,172 shares of the Company’s Series D Preferred Stock were distributed to DSI stockholders (Note 6(a) and 6(h)).

As of December 31, 2022, there was no amount due to or from DSI. As of December 31, 2021, there was an amount of $70 due from DSI, included in “Due from a related party” in the accompanying consolidated balance sheets, resulting from amounts paid or received by DSI on behalf of OceanPal up to the date of the Spin-Off (Note 10(d)).